FIXED ASSETS, NET	3 Months Ended
Mar. 31, 2022
FIXED ASSETS, NET
FIXED ASSETS, NET

NOTE 17 – FIXED ASSETS, NET

Property, plant, and equipment items refer substantially to the infrastructure for generating electricity from non-extended concessions and corporate assets.

The following shows the movement of property, plant, and equipment:

	Balance as of	Addition /	Write-offs /			Balance on
	12/31/2021	Constitution	Reversals	Depreciation	Transfers	3/31/2022
Fixed assets in service
Dams, reservoirs and water mains	6,412,995	—	—	(76,196)	50	6,336,849
Buildings, civil works and improvements	2,885,165	85	—	(46,867)	779	2,839,162
Machines and equipment	12,225,806	36,002	(7,396)	(277,217)	5,758	11,982,953
Others	278,971	6,695	(212)	(5,568)	51	279,937
Provision for recoverable value of assets (Impairment)	(2,454,840)	—	—	—	—	(2,454,840)
	19,348,097	42,782	(7,608)	(405,848)	6,638	18,984,061

Fixed assets in progress (a)	17,484,344	245,783	(4,451)	—	(18,314)	17,707,362
Provision for recoverable value of assets (Impairment) (b)	(4,508,764)	—	—	—	—	(4,508,764)
	12,975,580	245,783	(4,451)	—	(18,314)	13,198,598
Right of Use
Fixed assets in service
Buildings, civil works and improvements	170,631	—	—	(10,963)	6,284	165,952
Machines and equipment	861,977	—	—	(15,768)	(8,514)	837,695
Others	11,696	—	—	(370)	2,229	13,555
	1,044,304	—	—	(27,101)	(1)	1,017,202

Total	33,367,981	288,565	(12,059)	(432,949)	(11,677)	33,199,861

(a)	As of March 31, 2022, of the total amount of property, plant and equipment in progress of R$ 17,707,362, the amount of R$ 14,752,610 refers to the Angra 3 project (R$ 14,600,060 as of December 31, 2021).
(b)	On March 31, 2022, the amount of R$ 4,508,764 of the impairment on the fixed assets in progress refers to the Angra 3 project (R$4,508,764 on December 31, 2021).

	Balance as of	Addition /	Write-offs /			Balance on
	12/31/2020	Constitution	Reversals	Depreciation	Transfers	3/31/2021
Fixed assets in service
Dams, reservoirs and water mains	6,689,554	—	—	(76,789)	64	6,612,829
Buildings, civil works and improvements	3,124,535	51	(149)	(47,902)	(50,450)	3,026,085
Machines and equipment	11,928,760	7,002	(6,223)	(273,402)	89,936	11,746,073
Others	218,452	814	(147)	(6,027)	(131)	212,961
Provision for recoverable value of assets (Impairment)	(2,852,428)	—	—	—	102,452	(2,749,976)
	19,108,873	7,867	(6,519)	(404,120)	141,871	18,847,972

Fixed assets in progress (a)	17,159,375	315,537	(58,643)	—	(39,308)	17,376,961
Provision for recoverable value of assets (Impairment)	(4,713,040)	—	—	—	(102,452)	(4,815,492)
	12,446,335	315,537	(58,643)	—	(141,760)	12,561,469
Right of Use
Fixed assets in service
Buildings, civil works and improvements	156,901	—	—	(9,531)	—	147,370
Machines and equipment	946,935	3,541	—	(21,874)	—	928,602
Others	3,868	47	—	(87)	(20)	3,808
	1,107,704	3,588	—	(31,492)	(20)	1,079,780

Total	32,662,912	326,992	(65,162)	(435,612)	91	32,489,221

Average depreciation rate and historical cost:

	3/31/2022				12/31/2021
	Average depreciation	Historical	Accumulated		Average depreciation	Historical	Accumulated
	rate per year	Cost	Depreciation	Net Value	rate per year	Cost	Depreciation	Net Value
Fixed assets in service
Dams, reservoirs and water mains	2.18%	15,418,678	(9,081,829)	6,336,849	2.18%	15,418,627	(9,005,632)	6,412,995
Buildings, civil works and improvements	2.53%	8,215,032	(5,375,870)	2,839,162	2.57%	8,214,167	(5,329,002)	2,885,165
Machines and equipment	3.74%	42,087,928	(30,104,975)	11,982,953	4.38%	42,054,751	(29,828,944)	12,225,807
Others (a)	4.79%	407,645	(127,708)	279,937	5.30%	742,900	(463,929)	278,971
		66,129,283	(44,690,382)	21,438,901		66,430,445	(44,627,507)	21,802,938

Fixed assets in progress		17,707,362	—	17,707,362		17,484,344	—	17,484,344
		17,707,362	—	17,707,362		17,484,344	—	17,484,344
Right of use
Fixed assets in service
Buildings, civil works and improvements	8.61%	275,174	(109,222)	165,952	10.97%	239,806	(69,175)	170,631
Machines and equipment	0.41%	1,780,636	(942,941)	837,695	3.87%	1,858,559	(996,582)	861,977
Others (a)	2.40%	56,528	(42,973)	13,555	2.40%	13,997	(2,301)	11,696
		2,112,338	(1,095,136)	1,017,202		2,112,362	(1,068,058)	1,044,304

Total		85,948,983	(45,785,518)	40,163,465		86,027,150	(45,695,565)	40,331,586

(a)	The amount is substantially comprised of land, vehicles and furniture, and special utensils and obligations.

It is worth mentioning that the amounts shown in the table are gross from the provision for impairment.